Related Party Transactions (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions (Textual)
Contributed rent		$ 1,200	$ 2,400
Amount Paid for Warehouse Space	15,000
Accounts Payable		285,389
Revenue from Related Parties		109,611
Contributed operation expense		225,000
Contributed payroll		280,238	121,324
Borrowing from line of credit		1,165,000	21,024
Total notes payable		1,916,916	2,009,950
Repayments of Related Party Debt		93,034
Borrowing on related party debt			680,800
Contributed salary expense		72,000	52,000
First Warner Properties LLC [Member]
Related Party Transactions (Textual)
Lease agreement term description		The term of the lease agreement is from April 1, 2013 to April 1, 2018, with a monthly rate of $17,500.
Lease extended term		5 years
Total rent expense		157,500
Amount owed to First Warner		17,500
CEE, LLC [Member]
Related Party Transactions (Textual)
Contributed operation expense		225,000	234,973
Borrowing from line of credit		169,534	250,000
Paid off operational expense		$ 15,093	$ 19,109